Staff costs and Directors Remuneration (Schedule of Directors' Remuneration) (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 240,000
Director Fees Paid as Shares | shares	21,098
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 220,000
Director Fees Paid as Shares | shares	8,791
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 230,000
Director Fees Paid as Shares | shares	20,219
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 262,500
Director Fees Paid as Shares | shares	23,109
Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 220,000
Director Fees Paid as Shares | shares	8,791
Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 305,000
Director Fees Paid as Shares | shares	8,791
Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 200,000
Director Fees Paid as Shares | shares	8,791
Non-Executive Directors' Fees | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 0
Non-Executive Directors' Fees | Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	120,000
Non-Executive Directors' Fees | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	120,000
Non-Executive Directors' Fees | Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	205,000
Non-Executive Directors' Fees | Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 100,000